Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[2]
Earnings Per Unit Basic And Diluted [Line Items]
Post IPO net income attributable to the members of KNOT Offshore Partners LP	$ 18,603	$ 40,442		$ 27,392
Less: Distributions	20,779	56,921		40,481
Net income (loss)	$ (2,176)	(16,479)		(13,089)
Over distributed earnings attributable to:
Over distributed earnings to limited partners		39,675	[1]	26,856	[1]	$ 14,764
Over distributed earnings to general partners		$ 767	[1]	$ 536	[1]	$ 301
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit	$ 0.752	$ 2.030	[1]	$ 1.795	[1]	$ 0.752
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.435	$ 0.520		$ 0.490
Common Units [Member]
Over distributed earnings attributable to:
Over distributed earnings to limited partners	$ (1,066)	$ (11,060)		$ (7,916)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	8,568	16,705		11,209
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 1.063	$ 1.499	[1],[3]	$ 1.369	[1],[3]	1.063	[3]
Subordinated Units [Member]
Over distributed earnings attributable to:
Over distributed earnings to limited partners	$ (1,066)	$ (5,087)		$ (4,912)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	8,568	8,568		8,568
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 1.065	$ 1.708	[1],[3]	$ 1.343	[1],[3]	1.065	[3]
General Partner Unit [Member]
Over distributed earnings attributable to:
Over distributed earnings to general partners	$ (44)	$ (332)		$ (261)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	350	516		404
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 1.063	$ 1.487	[1],[3]	$ 1.329	[1],[3]	$ 1.063	[3]

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations
[3]	Earnings per unit information for the year ended December 31, 2013 is in respect of the period from the closing of the IPO (April 15, 2013) to December 31, 2013.